Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2021
Financial Instruments and Fair Value Disclosures
Financial Instruments and Fair Value Disclosures

10.Financial Instruments and Fair Value Disclosures

Interest rate risk and concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The ability and willingness of each of the Company’s counterparties to perform their obligations under a contract depend upon a number of factors that are beyond the Company’s control and may include, among other things, general economic conditions, the state of the capital markets, the condition of the shipping industry and charter hire rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition by receiving payments of hire in advance. The Company, generally, does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

During the six months ended June 30, 2021 and 2020, charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2021	2020
Cargill International SA	13%	18%
Koch Shipping PTE LTD. Singapore	11%	15%
Swissmarine Pte. Ltd		14%

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings. Currently, the company does not have any derivative instruments to manage such fluctuations.

Fair value of assets and liabilities: The carrying values of financial assets reflected in the accompanying consolidated balance sheet, approximate their respective fair values due to the short-term nature of these financial instruments. The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates.

As of June 30, 2021, the Bond having a fixed interest rate and a carrying value of $17,800 (Note 5) had a fair value of $18,810 determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements. Similarly, as of June 30, 2021, the New Bond having a fixed interest rate and a carrying value of $125,000 (Note 5) had a fair value of $127,813 determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements.

As of June 30, 2021, one vessel was recorded as held for sale at $9,010, which was the vessel’s net book value on the date of sale on March 16, 2021, having a fair value less cost to sell at that date of $10,575. The fair value was determined through the Level 1 input of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements.